World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	450,516,369.28	30,172
Yield Supplement Overcollateralization Amount at 09/30/14	6,029,224.30	0
Receivables Balance at 09/30/14	456,545,593.58	30,172
Principal Payments	21,172,039.41	1,285
Defaulted Receivables	749,320.05	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	5,627,838.43	0
Pool Balance at 10/31/14	428,996,395.69	28,851

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	6,551,074.69	510
Past Due 61-90 days	1,608,401.40	121
Past Due 91 + days	420,495.30	22
Total	8,579,971.39	653

Total 31+ Delinquent as % Ending Pool Balance	2.00%

Recoveries	547,534.37

Aggregate Net Losses/(Gains) - October 2014	201,785.68

Overcollateralization Target Amount	19,304,837.81
Actual Overcollateralization	19,304,837.81

Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	4.31%
Weighted Average Remaining Term	44.66

Flow of Funds	$ Amount

Collections	22,955,745.38
Advances	(6,181.46)
Investment Earnings on Cash Accounts	1,012.68
Servicing Fee	(380,454.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,570,121.94

Distributions of Available Funds
(1) Class A Interest	229,436.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,246,736.97
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,304,837.81
(7) Distribution to Certificateholders	1,771,259.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,570,121.94

Servicing Fee	380,454.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 10/15/14	430,243,132.66
Principal Paid	20,551,574.78
Note Balance @ 11/17/14	409,691,557.88

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	46,352,132.66
Principal Paid	20,551,574.78
Note Balance @ 11/17/14	25,800,557.88
Note Factor @ 11/17/14	9.3820210%

Class A-3
Note Balance @ 10/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	270,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-4
Note Balance @ 10/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	94,934,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	18,957,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	247,287.84
Total Principal Paid	20,551,574.78
Total Paid	20,798,862.62

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	16,609.51
Principal Paid	20,551,574.78
Total Paid to A-2 Holders	20,568,184.29

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2735815
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.7367844
Total Distribution Amount	23.0103659

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0603982
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.7329992
Total A-2 Distribution Amount	74.7933974

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	60.66
Noteholders' Principal Distributable Amount	939.34

Account Balances	$ Amount

Advances
Balance as of 09/30/14	81,442.47
Balance as of 10/31/14	75,261.01
Change	(6,181.46)

Reserve Account
Balance as of 10/15/14	2,311,742.39
Investment Earnings	99.76
Investment Earnings Paid	(99.76)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39